DISCONTINUED OPERATIONS	12 Months Ended
Sep. 30, 2011
DISCONTINUED OPERATIONS

4. DISCONTINUED OPERATIONS

Gaokao retake business operated by Champion Xinlixiang has been in a loss position. As a result, on September 27, 2011, the Company decided to discontinue operations of Gaokao retake business and put the related assets and business up for sale. The Company has a plan to sell this operation before September 1, 2012. Financial statements for fiscal years of 2009 and 2010 have been adjusted to present the operations of Champion Xinlixiang as a discontinued operation.

In conjunction with the discontinuance of operations, the Company recorded an impairment loss of US$2,063 in fiscal year 2011 to write down the related carrying amounts of its assets to their fair values less cost to sell. The assets and liabilities of the discontinued operations are presented separately under the captions “Current (Long-term) assets of discontinued operations” and “Current (Non-current) liabilities of discontinued operations,”, in the accompanying consolidated balance sheets at September 30, 2010 and 2011, respectively and consist of the following:

	As of September 30,
	2010	2011
	US$	US$

Current assets of discontinued operations:
Cash and cash equivalents	1,450	1,209
Accounts receivable, net	2,905	14
Prepayment and other current assets	271	309
Property, plant and equipment, net	—	774

	4,626	2,306

Long-term assets of discontinued operations:
Property, plant and equipment, net	722	—
Goodwill	764	—
Other intangible assets, net	343	—
Purchased call option	200	—

	2,029	—

Current liabilities of discontinued operations:
Accrued expenses and other liabilities	2,839	548
Income tax payable	147	126
Deferred revenue, current portion	1,309	1,186

	4,295	1,860

Non-current liabilities of discontinued operations:
Deferred tax liabilities-non-current portion	136	—

Summarized operating results from the discontinued operations included in the Group’s consolidated statement of operations were as follows for the years ended September 30, 2009, 2010 and 2011:

	Years ended September 30,
	2009	2010	2011
	US$	US$	US$

Revenues	—	2,167	1,776
Pre-tax profit (loss) from discontinued operations	2	(2,202)	(3,444)
Income tax expense	—	116	144
Income (loss) from discontinued operations, net of tax	2	(2,086)	(3,300)
Net loss of discontinued operations attributable to noncontrolling interest, net of tax	—	33	—
Net (loss) income from discontinued operations attributable to China Distance Education Holding
Limited, net of tax	2	(2,053)	(3,300)

All notes to the accompanying consolidated financial statements have been retrospectively adjusted to reflect the effect of the discontinued operations, where applicable.